TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned an annualized yield of 5.34% for the six months ended December 31, 1995, while the Prime Portfolio earned 5.39%. These figures increased to 5.47% and 5.53%, respectively, for those shareholders who reinvested their dividends.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share.

Late in the quarter, on December 19, in a widely anticipated move the Federal
 Reserve lowered the Federal Funds rate by 25 basis points. At quarter end three and six-month Treasury bills were down 33 and 43 basis points to yield 5.07% and 5.15% versus 5.40% and 5.57%, respectively, at the start of the quarter. As we entered the new year the market widely anticipated further easing, and on January 31, the Fed lowered both the Fed Funds rate and the Discount rate by 25 basis points. The effect of this rate cut was immediately seen in the money markets as three-month through one-year Treasury bills fell below 5.00%.

A growing number of economists are concerned over the possibility of a recession and, barring any unexpected strength in the economy, the market clearly expects additional easing by the Federal Reserve at its March meeting. We believe the possibility of a recession has, to a large extent offset the negative impact of the failure of the President and Congress to reach an agreement on a credible deficit reduction package. If economic weakness continues and the Fed does reduce rates at the March meeting, yields on money market instruments will reach their lowest levels since September of 1994.

We appreciate your continuing interest in Scout Money Market Fund, Inc.

Sincerely,


Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they federally insured by the Federal Deposit Insurance Corporation or any other federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.

FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1995 (unaudited)

    Principal                                                          Market
    Amount           Description                                        Value
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES _  83.07%
$   4,500,000  Air Products & Chemicals, Incorporated,
                5.71%, due January 5, 1996                       $   4,497,145
    1,000,000  Air Products & Chemicals, Incorporated,
                5.67%, due January 16, 1996                            997,638
    2,000,000  Air Products & Chemicals, Incorporated,
                5.70%, due January 16, 1996                          1,995,250
    5,000,000  American Greetings Corporation,
                5.75%, due January 9, 1996                           4,993,611
    8,000,000  American Greetings Corporation,
                5.76%, due January 10, 1996                          7,988,480
    5,900,000  American Telephone & Telegraph Company,
                5.67%, due January 16, 1996                          5,886,061
    2,000,000  American Telephone & Telegraph Company,
                5.69%, due January 16, 1996                          1,995,258
    2,500,000  American Telephone & Telegraph Company,
                5.58%, due March 11, 1996                            2,472,875
    5,000,000  Ameritech Corporation, 5.58%,
                due February 9, 1996                                 4,969,775
    6,950,000  Atlantic Richfield Company,
                5.65%, due January 10, 1996                          6,940,183
    2,500,000  BellSouth Corporation, 5.65%,
                due February 12, 1996                                2,483,521
    7,500,000  Chevron Corporation, 5.68%,
                due January 25, 1996                                 7,471,600
    2,500,000  Dover Corporation, 5.77%,
                due January 10, 1996                                 2,496,394
    5,000,000  duPont (E.I.) deNemours & Company,
                5.68%, due January 17, 1996                          4,987,378
    2,000,000  Duke Power Company, 5.72%, due January 12, 1996       1,996,504
   10,000,000  Engelhard Corporation, 5.70%,
                due January 10, 1996                                 9,985,750
    5,000,000  GTE South Incorporated, 5.73%,
                due January 30, 1996                                 4,976,921
    7,750,000  GTE South Incorporated, 5.56%,
                due February 7, 1996                                 7,705,713
    2,500,000  Gillette Company, 5.72%, due January 5, 1996          2,498,411
    1,250,000  Gillette Company, 5.68%, due January 11, 1996         1,248,028
    7,000,000  Grainger (W.W.), Incorporated, 5.72%,
                due January 4, 1996                                  6,996,663
    5,000,000  Heinz (H.J.) Company, 5.69%,
                due January 9, 1996                                  4,993,678
    5,000,000  Heinz (H.J.) Company, 5.69%,
                due January 16, 1996                                 4,988,146
    5,000,000  Hershey Foods Corporation,
                5.69%, due January 12, 1996                          4,991,307
    1,000,000  Hershey Foods Corporation,
                5.65%, due January 26, 1996                            996,076
    2,500,000  Hewlett Packard Company,
                5.55%, due January 2, 1996                           2,499,615
    5,000,000  Hewlett Packard Company,
                5.62%, due January 2, 1996                           4,999,219
    2,500,000  Hewlett Packard Company, 5.68%,
                due January 25, 1996                                 2,490,533
    2,000,000  Hewlett Packard Company, 5.60%,
                due February 29, 1996                                1,981,644
    2,860,000  IBM Corporation, 5.76%, due January 3, 1996           2,859,085
    2,500,000  IBM Corporation, 5.71%, due January 26, 1996          2,490,087
    5,000,000  IBM Corporation, 5.70%, due February 2, 1996          4,974,667
    5,000,000  KN Energy, Incorporated, 5.78%,
                due January 8, 1996                                  4,994,381
    4,000,000  KN Energy, Incorporated, 5.73%,
                due January 26, 1996                                 3,984,083
    5,000,000  Knight-Ridder, Incorporated,
                5.70%, due January 12, 1996                          4,991,292
    5,000,000  Knight-Ridder, Incorporated,
                5.72%, due January 12, 1996                          4,991,261
    3,000,000  Laclede Gas & Company, 5.75%,
                due January 22, 1996                                 2,989,938
    4,500,000  Laclede Gas & Company, 5.67%,
                due January 24, 1996                                 4,483,699
    5,000,000  Lilly (Eli) & Company, 5.70%,
                due February 7, 1996                                 4,970,708
    5,000,000  Lilly (Eli) & Company, 5.61%,
                due February 21, 1996                                4,960,263
   10,000,000  Marsh & McClennan Companies,
                Incorporated, 5.85%, due January 2, 1996             9,998,375
    2,500,000  Marsh & McClennan Companies,
                Incorporated, 5.52%, due March 14, 1996              2,472,017
    9,000,000  May Department Stores, 5.65%,
                due January 22, 1996                                 8,970,338
   12,500,000  Pacific Bell Telephone, 5.70%,
                due January 24, 1996                                12,454,479
    2,500,000  Penney (J.C.) & Company, 5.68%,
                due January 17, 1996                                 2,493,689
    5,000,000  Penney (J.C.) & Company, 5.68%,
                due January 23, 1996                                 4,982,644
    1,000,000  Penney (J.C.) & Company, 5.66%,
                due February 9, 1996                                   993,868
    5,000,000  Penney (J.C.) & Company, 5.65%,
                due February 14, 1996                                4,965,472
    4,100,000  PepsiCo, Incorporated, 5.70%,
                due January 12, 1996                                 4,092,859
    4,000,000  PepsiCo, Incorporated, 5.63%,
                due May 10, 1996                                     3,918,678
    5,000,000  Proctor & Gamble Company, 5.67%,
                due January 19, 1996                                 4,985,825
    1,000,000  Proctor & Gamble Company, 5.62%,
                due February 2, 1996                                   995,004
    5,000,000  Progress Capital Holdings, Incorporated,
                5.77%, due January 11, 1996                          4,991,986
    2,000,000  Progress Capital Holdings, Incorporated,
                5.75%, due January 12, 1996                          1,996,486
    5,000,000  Progress Capital Holdings, Incorporated,
                5.80%, due January 18, 1996                          4,986,306
    2,500,000  South Carolina Electric & Gas Company,
                5.80%, due January 26, 1996                          2,489,931
    5,000,000  U.S. West Communications, Incorporated,
                5.72%, due January 12, 1996                          4,991,261
  251,810,000                                                      250,992,059
GOVERNMENT SPONSORED ENTERPRISES _ 16.43%
    2,500,000  Federal Farm Credit Banks Discount Notes,
                4.095%, due January 18, 1996                          2,498,055
    3,000,000  Federal Farm Credit Banks Discount Notes,
                5.66%, due February 1, 1996                          2,999,743
    5,000,000  Federal Farm Credit Banks Discount Notes,
                7.56%, due March 1, 1996                             5,015,505
GOVERNMENT SPONSORED ENTERPRISES (Continued)
    2,000,000  Federal Home Loan Banks Discount Notes,
                7.145%, due January 26, 1996                         2,001,746
    2,000,000  Federal Home Loan Banks Discount Notes,
                6.28%, due February 2, 1996                          1,988,836
    2,000,000  Federal Home Loan Banks Discount Notes,
                6.30%, due February 2, 1996                          1,988,800
    1,900,000  Federal Home Loan Banks Discount Notes,
                4.22%, due February 14, 1996                         1,896,420
    2,300,000  Federal Home Loan Mortgage Corporation
                Discount Notes, 5.56%, due January 2, 1996           2,288,633
    7,500,000  Federal Home Loan Mortgage Corporation
                Discount Notes, 5.55%, due February 5, 1996          7,459,531
    3,620,000  Federal National Mortgage Association
                Discount Notes, 5.56%, due February 12, 1996         3,596,518
    7,500,000  Federal National Mortgage Association
                    Discount Notes, 5.44%, due March 6, 1996         7,426,333
    3,000,000  Federal National Mortgage Association
                Discount Notes, 5.47%, due March 13, 1996            2,967,180
    5,000,000  Federal National Mortgage Association
                Discount Notes, 5.66%, due March 15, 1996            5,000,000
    2,500,000  Federal National Mortgage Association
                Discount Notes, 5.68%, due October 7, 1996           2,502,116
   49,820,000                                                       49,629,416

TOTAL INVESTMENTS _ 99.50%                                       $ 300,621,475

Other assets less liabilities _ 0.50%                                1,520,888

TOTAL NET ASSETS _ 100.00%
  (equivalent to $1.00 per share;
  750,000,000 shares of $0.01 par value
  capital shares authorized;
  304,052,290 shares outstanding)                                $ 302,142,363



FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES _  92.92%
$  14,000,000  Federal Agricultural Mortgage Corporation,
                5.60%, due January 2, 1996                       $  13,997,822
    5,000,000  Federal Farm Credit Banks Discount Notes,
                5.60%, due January 16, 1996                          4,988,333
    2,500,000  Federal Farm Credit Banks Discount Notes,
                4.095%, due January 18, 1996                          2,498,055
    5,000,000  Federal Farm Credit Banks Discount Notes,
                5.64%, due January 18, 1996                          4,986,683
    8,500,000  Federal Farm Credit Banks Discount Notes,
                5.44%, due February 1, 1996                          8,460,182
    1,000,000  Federal Farm Credit Banks Discount Notes,
                5.66%, due February 1, 1996                            999,914
   15,000,000  Federal Farm Credit Banks Discount Notes,
                5.43%, due February 2, 1996                         14,927,600
    5,000,000  Federal Farm Credit Banks Discount Notes,
                5.53%, due February 12, 1996                          4,967,742
   15,000,000  Federal Farm Credit Banks Discount Notes,
                7.56%, due March 1, 1996                            15,046,514
    5,000,000  Federal Home Loan Banks Discount Notes,
                5.69%, due January 2, 1996                           4,999,210
    8,000,000  Federal Home Loan Banks Discount Notes,
                5.67%, due January 16, 1996                          7,981,100
   25,000,000  Federal Home Loan Banks Discount Notes,
                5.50%, due January 23, 1996                         24,915,972
   10,600,000  Federal Home Loan Banks Discount Notes,
                5.52%, due January 29, 1996                         10,554,491
    5,000,000  Federal Home Loan Banks Discount Notes,
                6.28%, due February 2, 1996                          4,972,000
   10,000,000  Federal Home Loan Banks Discount Notes,
                5.55%, due February 9, 1996                          9,939,875
    1,000,000  Federal Home Loan Mortgage Corporation Discount
                Notes, 5.58%, due January 2, 1996                      999,845
    5,000,000  Federal Home Loan Mortgage Corporation Discount
                Notes, 5.60%, due January 2, 1996                    4,999,222
    4,550,000  Federal Home Loan Mortgage Corporation Discount
                Notes, 5.63%, due January 2, 1996                    4,549,289
   10,000,000  Federal Home Loan Mortgage Corporation Discount
                Notes, 5.58%, due January 5, 1996                    9,993,800
    5,000,000  Federal Home Loan Mortgage Corporation Discount
                Notes, 5.60%, due January 5, 1996                    4,996,889
    5,000,000  Federal Home Loan Mortgage Corporation Discount
                Notes, 5.57%, due January 24, 1996                   4,982,207
    7,500,000  Federal Home Loan Mortgage Corporation Discount
                Notes, 5.56%, due February 2, 1996                   7,462,933
    5,000,000  Federal Home Loan Mortgage Corporation Discount
                Notes, 5.55%, due February 5, 1996                   4,973,021
    5,000,000  Federal National Mortgage Association Discount
                Notes, 5.67%, due January 3, 1996                    4,998,425
    2,500,000  Federal National Mortgage Association Discount
                   Notes, 5.57%, due January 5, 1996                 2,498,453
    5,000,000  Federal National Mortgage Association Discount
                Notes, 5.63%, due January 8, 1996                    4,994,526
    5,000,000  Federal National Mortgage Association Discount
                Notes, 5.67%, due January 9, 1996                    4,993,700
    5,000,000  Federal National Mortgage Association Discount
                Notes, 5.44%, due March 6, 1996                      4,950,889
    2,000,000  Federal National Mortgage Association Discount
                Notes, 5.47%, due March 13, 1996                     1,978,120
    3,500,000  Federal National Mortgage Association Discount
                Notes, 5.66%, due March 15, 1996                     3,500,000
    5,815,000  Federal National Mortgage Association Discount
                Notes, 5.56%, due March 25, 1996                     5,739,560
    5,000,000  Federal National Mortgage Association Discount
                Notes, 5.45%, due March 28, 1996                     4,934,146
    3,000,000  Federal National Mortgage Association Discount
                Notes, 8.00%, due July 10, 1996                      3,037,164
    1,000,000  Federal National Mortgage Association Discount
                Notes, 5.68%, due October 7, 1996                    1,000,846
  220,465,000                                                      219,818,528

REPURCHASE AGREEMENT _  7.61%
   18,000,000  Harris Bank, 5.75%, due January 3, 1996
                (Collateralized by U.S. Treasury Notes,
                7.875%, due July 31, 1996)                          18,000,000

TOTAL INVESTMENTS _ 100.53%                                      $ 237,818,528

Other assets less liabilities _ (0.53%)                             (1,252,861)

TOTAL NET ASSETS _ 100.00%
  (equivalent to $1.00 per share;
  750,000,000 shares of $0.01 par value
  capital shares authorized;
  236,613,791 shares outstanding)                                $ 236,565,667

Statement of Assets and Liabilities
December 31, 1995 (unaudited)
                                                       Prime        Federal
                                                      Portfolio     Portfolio
ASSETS:
 Investment securities, at market value
  (identified cost of $300,621,475 and $237,818,528,
  respectively)                                  $  300,621,475 $  237,818,528
 Cash                                                 1,110,362           _
 Interest receivable                                    411,288        631,777
 Other assets                                            11,774         14,372
   Total assets                                     302,154,899    238,464,677
LIABILITIES AND NET ASSETS:
 Cash overdraft                                          _           1,899,010
 Payable to shareholders                                 12,536           _
   Total liabilities                                     12,536      1,899,010
NET ASSETS                                       $  302,142,363 $  236,565,667

NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)     $  302,175,409 $  236,614,452
 Accumulated net realized loss on investment
  transactions                                          (33,046)       (48,785)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES $ 302,142,363 $ 236,565,667 Capital shares, $0.01 par value
 Authorized                                         750,000,000    750,000,000
 Outstanding                                        304,052,290    236,613,791

NET ASSET VALUE PER SHARE                        $         1.00 $         1.00

See accompanying Notes to Financial Statements.

Statement of Operations
Six Months Ended December 31, 1995 (unaudited)

                                                          Prime     Federal
                                                        Portfolio   Portfolio
INVESTMENT INCOME:
  Income:
    Interest                                       $   8,871,009 $   6,537,904
  Expenses:
    Management fees (Note 3)                             754,262       560,981
    Registration fees and other expenses                  10,880         8,032
                                                         765,142       569,013
      Net investment income                            8,105,867     5,968,891

REALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions:
    Proceeds from sales of investments             2,767,826,000 2,910,959,000
    Cost of investments sold                       2,767,826,000 2,910,959,000
      Net realized gain from investment
      transactions                                        _               _
       Increase in net assets resulting from
       operations                                   $  8,105,867 $   5,968,891

Statements of Changes in Net Assets
Six Months Ended December 31, 1995
(unaudited) and Year Ended June 30, 1995
                                                         Prime       Federal
                                                        Portfolio   Portfolio
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                            $  10,169,309 $   9,474,283
  Net realized loss from investment transactions         (29,424)      (27,752)
    Net increase in net assets resulting from
    operations                                        10,139,885     9,446,531
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (10,169,309)   (9,474,283)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)         525,233,291  369,926,500
  Net asset value of shares issued for reinvestment
    of distributions ($1.00 per share)                  1,242,170      603,541
                                                      526,475,461  370,530,041
  Cost of shares redeemed ($1.00 per share)          (453,266,957)(382,978,355)
    Net increase (decrease) from capital share
    transactions                                       73,208,504  (12,448,314)
      Total increase (decrease) in net assets          73,179,080  (12,476,066)
NET ASSETS _ June 30, 1994                            172,287,625  195,147,667
NET ASSETS _ June 30, 1995                           $245,466,705 $182,671,601
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                              $  8,105,867 $  5,968,891
  Net realized gain from investment transactions            _            _
    Net increase in net assets resulting from
    operations                                          8,105,867    5,968,891
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (8,105,867)  (5,968,891)
INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)         370,672,548  251,078,870
  Net asset value of shares issued for reinvestment
  of distributions ($1.00 per share)                    1,504,570      653,565
                                                      372,177,118  251,732,441
    Cost of shares redeemed ($1.00 per share)        (315,501,460)(197,838,375)
      Net increase from capital share
      transactions                                     56,675,658   53,894,066
        Total increase in net assets                   56,675,658   53,894,066
NET ASSETS _ June 30, 1995                            245,466,705  182,671,601
NET ASSETS _ December 31, 1995                       $302,142,363 $236,565,667

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES _ The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments _ Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the identified cost basis.

Federal and State Taxes _ The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES _ The aggregate amounts of security transactions during the period ended December 31, 1995, were as follows:

Prime Portfolio
	Purchases   		$ 2,816,749,747
        Proceeds from sales       2,767,826,000
Federal Portfolio
	Purchases   		$ 2,959,167,885
        Proceeds from sales       2,910,959,000

3. MANAGEMENT FEES _ Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of one-half of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

4. REPURCHASE AGREEMENTS _ Securities purchased under agreements to resell are held by the Fund's custodian, UMB Bank, n.a. The Fund's adviser monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller. In the event of bankruptcy or other default of the seller, the Fund could experience delays in liquidating the underlying securities and possible loss to the extent that the repurchase agreement and accrued interest is more than proceeds received upon liquidation of the underlying securities.

This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.